Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value of Financial Instruments
Derivative Asset, Fair Value Determined Using Valuation Techniques, Percentage	0.00%
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value	$ 1,000,000
Derivative Assets	2,000,000		21,000,000	[1]
Long-term debt, including current portion	4,806,000,000		1,783,000,000
Derivative Liabilities	117,000,000		47,000,000
Concentration of Credit Risk
Credit risk exposure under certain long-term agreements for the next five years	2,200,000,000
Period of credit risk exposure under certain long-term agreements (in years)	5 years
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0		0
Interest rate contracts
Fair Value of Financial Instruments
Derivative Assets	2,000,000		20,000,000
Derivative Liabilities	114,000,000		45,000,000
Commodity contracts
Fair Value of Financial Instruments
Derivative Assets	0		1,000,000
Derivative Liabilities	3,000,000		2,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments
Derivative Assets	2,000,000	[1]	21,000,000	[1]
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments
Derivative Assets			0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0		(1,000,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset and Liability, Purchases	1,000,000
Reported Value Measurement [Member]
Fair Value of Financial Instruments
Financing Receivable, Net	21,000,000
Notes receivable, including current portion			27,000,000
Long-term debt, including current portion	4,787,000,000		1,783,000,000
Estimate of Fair Value Measurement [Member]
Fair Value of Financial Instruments
Notes receivable, including current portion	21,000,000		27,000,000
Long-term debt, including current portion	4,873,000,000		1,785,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value of Financial Instruments
Derivative Liabilities			47,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Interest rate contracts
Fair Value of Financial Instruments
Derivative Assets			20,000,000	[1]
Derivative Liabilities			45,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Commodity contracts
Fair Value of Financial Instruments
Derivative Assets			1,000,000	[1]
Derivative Liabilities			2,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments
Derivative Liabilities	117,000,000	[1]	46,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest rate contracts
Fair Value of Financial Instruments
Derivative Assets	2,000,000	[1]	20,000,000	[1]
Derivative Liabilities	114,000,000	[1]	45,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commodity contracts
Fair Value of Financial Instruments
Derivative Assets	0	[1]	1,000,000	[1]
Derivative Liabilities	3,000,000	[1]	1,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments
Derivative Assets (Liabilities), at Fair Value, Net	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments
Derivative Assets (Liabilities), at Fair Value, Net			0
Derivative Liabilities			1,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contracts
Fair Value of Financial Instruments
Derivative Assets			0	[1]
Derivative Liabilities			0	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commodity contracts
Fair Value of Financial Instruments
Derivative Assets			0	[1]
Derivative Liabilities			1,000,000	[1]
Affiliated Entity [Member] | Reported Value Measurement [Member]
Fair Value of Financial Instruments
Notes receivable — affiliate	0		2,000,000	[2]
Affiliated Entity [Member] | Estimate of Fair Value Measurement [Member]
Fair Value of Financial Instruments
Financing Receivable, Net	$ 0		$ 2,000,000

[1]	(a) There were no assets or liabilities classified as Level 1 or Level 3 as of December 31, 2014.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.